Earnings per Unit (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Earnings per Unit
Schedule of basic and diluted earning per share

	Three Months Ended June 30,		Six Months Ended June 30,
(Thousands, except per unit data)	2022	2021	2022	2021
Diluted Earnings per Common Unit
Numerator:
Net loss attributable to common unitholders – basic	$(12,858)	$(12,203)	$(24,471)	$(24,376)
Impact of if-converted securities	—	—	—	—
Net loss attributable to common unitholders – diluted	$(12,858)	$(12,203)	$(24,471)	$(24,376)
Denominator:
Weighted-average common units outstanding– basic	332,209	329,043	331,195	328,062
Impact of if-converted securities	—	—	—	—
Effect of other dilutive securities	—	—	—	—
Weighted-average common units outstanding – diluted	332,209	329,043	331,195	328,062

Dilutive loss per common unit	$(0.04)	$(0.04)	$(0.07)	$(0.07)

	Year Ended	Year Ended
(Thousands, except per unit data)	December 31, 2021	December 31, 2020
Diluted Earnings per Common Unit
Numerator:
Net loss attributable to common unitholders – basic	$(46,155)	$(147,684)
PIK dividends on preferred units	—	—
Impact of if-converted securities	—	—
Net loss attributable to common unitholders – dilutive	$(46,155)	$(147,684)
Denominator:
Weighted-average common units outstanding – basic	328,557	325,983
Impact of if-converted securities	—	—
Effect of other dilutive securities	—	—
Weighted-average common units outstanding – dilutive	328,557	325,983

Dilutive loss per common unit	$(0.14)	$(0.45)